INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

January 15, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of the PEAK6 Plus Fund (the “Fund”)

The Trust is filing Post-Effective Amendment No. 78 to its Registration Statement under Rule 485(a)(2) of the Securities Act of 1933, as amended, to create the new series, PEAK6 Plus Fund.

Please direct your comments to Rita Dam at (626) 914-1041.  Thank you.

Sincerely,

/s/RITA DAM

Rita Dam
Treasurer